Investment Objectives and Goals - Roundhill Power Semiconductor ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Power Semiconductor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.